FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of the estimated fair value of debt instruments
A summary of the estimated fair value of our debt financial instruments follows.

	December 31, 2015		December 31, 2014
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)

	(In thousands)
Summit Holdings revolving credit facility	$344,000	$344,000	$208,000	$208,000
Summit Holdings 5.5% senior notes ($300.0 million principal)	295,861	224,000	295,227	281,750
Summit Holdings 7.5% senior notes ($300.0 million principal)	294,909	257,000	293,980	306,750
SMP Holdings revolving credit facility (1)	115,000	115,000	35,000	35,000
SMP Holdings term loan (1)	217,500	217,500	400,000	400,000
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(1) Debt was allocated to the 2016 Drop Down Assets prior to the closing of the 2016 Drop Down but was retained by Summit Investments after Initial Close.